CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Global Asset Management Trust (1933 Act File No. 333-162441; 1940 Act File No. 811-22338) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statements of additional information used with respect to Class A, Class C, Class C1, Class FI, Class R, Class R1, Class I and Class IS, as applicable, of Legg Mason BW Global High Yield Fund, Legg Mason BW Absolute Return Opportunities Fund, ClearBridge Global Growth Trust, ClearBridge Special Investment Trust, and ClearBridge Value Trust, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 73 to the Registrant’s Registration Statement (“Amendment No. 73”), and (b) that Amendment No. 73 was filed electronically.

Dated as of: March 5, 2014	By:	/s/ Richard Wachterman
	Name:	Richard Wachterman
	Title:	Assistant Secretary